Note 24 - Capital Management - Cash and Cash Equivalents (Details) $ in Thousands, $ in Thousands	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2017 CAD ($)
Statement Line Items [Line Items]
Cash	$ 1,896		$ 1,583		$ 6,778	$ 7,584
Cash equivalents	20,625		6,640		$ 2,994	$ 2,989
Total Cash and cash equivalents	22,521		8,223
Term deposits issued in CAD currency [member]
Statement Line Items [Line Items]
Cash equivalents	12,100
Term deposits issued in US currency [member]
Statement Line Items [Line Items]
Cash equivalents			4,193	$ 3,250
Commercial papers issued in CAD currency [member]
Statement Line Items [Line Items]
Cash equivalents	5,693
Commercial papers issued in US currency [member]
Statement Line Items [Line Items]
Cash equivalents			1,418	1,099
Promissory notes issued in CAD currency [member]
Statement Line Items [Line Items]
Cash equivalents	498
Promissory notes issued in US currency [member]
Statement Line Items [Line Items]
Cash equivalents			1,029	$ 798
Bankers acceptance [member]
Statement Line Items [Line Items]
Cash equivalents	$ 2,334